POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) - Pension defined benefit plans $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 812
2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	46
2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	46
2026
Disclosure of defined benefit plans [line items]
Future planned benefit payments	46
2027
Disclosure of defined benefit plans [line items]
Future planned benefit payments	44
2028
Disclosure of defined benefit plans [line items]
Future planned benefit payments	45
Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 585